Business combinations - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Mar. 01, 2023	Feb. 22, 2023	Feb. 21, 2023
Disclosure of detailed information about business combination [line items]
Purchase price	$ 1,411,261
Cash paid	1,401,435
Share-based payments (note 16)	9,826
Paya Inc.
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired (in percent)			100.00%
Purchase price			$ 1,401,261
Cash paid			1,391,435
Share-based payments (note 16)			$ 9,826
Cash paid, prior to acquisition closing				$ 51,876
Acquisition costs	15,470
Revenues of acquiree since acquisition date	262,640
Net income of acquiree since acquisition date	38,385
Revenue of combined entity as if combination occurred at beginning of period	302,558
Profit (loss) of combined entity as if combination occurred at beginning of period	39,105
Paya Inc. | Goodwill
Disclosure of detailed information about business combination [line items]
Measurement period adjustments increase (decrease)	5,455
Paya Inc. | Current Assets
Disclosure of detailed information about business combination [line items]
Measurement period adjustments increase (decrease)	(1,284)
Paya Inc. | Contingent considerations
Disclosure of detailed information about business combination [line items]
Measurement period adjustments increase (decrease)	2,781
Paya Inc. | Current Liabilities
Disclosure of detailed information about business combination [line items]
Measurement period adjustments increase (decrease)	359
Paya Inc. | Deferred tax liabilities
Disclosure of detailed information about business combination [line items]
Measurement period adjustments increase (decrease)	(1,031)
Service Provider
Disclosure of detailed information about business combination [line items]
Purchase price		$ 10,000
Cash paid		10,000
Share-based payments (note 16)		$ 0
Acquisition costs	129
Revenues of acquiree since acquisition date	1,874
Net income of acquiree since acquisition date	3,237
Revenue of combined entity as if combination occurred at beginning of period	2,146
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 3,973